WASHINGTON D.C. 20549
FORM 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: SEPTEMBER 30 2001
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):	[  ] is a restatement.
                                  			[  ] adds new holdings entries.
Institutional Investment Manager Filing this Report:
Name:		HENDERSON FUND MANAGEMENT PLC
Address: 	4 BROADGATE
		LONDON EC2M 2DA
		UK
13F File Number:  0001080265
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.
Name:  	ROSS MACLEAN
Title:    	COMPLIANCE OFFICER
Phone:    	00 44 20 7818 5571
Signature, Place, and Date of Signing:
 				LONDON, UK    SEPTEMBER 30,2001
Report Type (Check only one.):
[ X]        13F HOLDINGS REPORT.
[  ]        13F NOTICE.
[  ]        13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:
FORM 13F SUMMARY PAGE
Report Summary:
Number of Other Included Managers:   	1
Form 13F Information Table Entry Total:   	8
Form 13F Information Table Value Total:   	$1,261,021
List of Other Included Managers:
 No.  13F File Number     Name

 0001080265			HENDERSON FUND MANAGEMENT PLC


AMERICAN HOME PRODUCTS 		COM	26609107	135289	1780120	SH	SOLE		1727452
AOL TIME WARNER			COM	00174A105	133703	2740368	SH	SOLE		3488367
CITIGROUP			COM	172967101	132229	3316500	SH	SOLE		3386768
EXXON MOBIL NPV			COM	30231G102	151649	3947145	SH	SOLE		2285600
GENERAL ELECTRIC CO		COM	369604103	176695	4915007	SH	SOLE		5813159
MICROSOFT			COM	594918104	217072	4344915	SH	SOLE		4053546
PFIZER				COM	717081103	210851	5304417	SH	SOLE		5095360
WAL MART STORE			COM	931142103	103535	2096273	SH	SOLE		2263215